Others (Tables)	6 Months Ended
Jun. 30, 2023
Others
Schedule of gearing ratios

	December 31, 2022	June 30, 2023
Total liabilities	$28,309	$30,880
Total equity	$181,964	$183,297
Gearing ratio	0.16	0.17

Schedule of financial instruments by category

	December 31, 2022	June 30, 2023
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$162,616	$37,168
Current financial assets at amortized cost	30,000	160,800
Accounts receivable	7,756	7,641
Other receivables	314	587
Guarantee deposits paid	125	124
	$200,811	$206,320

	December 31, 2022	June 30, 2023
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$3,207	$3,451
Financial liabilities at amortized cost
Other payables (including related parties)	$9,371	$8,144
Guarantee deposits received	25	25
	$9,396	$8,169
Lease liabilities	$338	$874

Schedule of significant financial assets and liabilities denominated in foreign currencies

	December 31, 2022
					Sensitivity analysis
	Foreign
	currency					Effect on
	amount	Exchange	Functional	Book value	Degree of	profit or
	(in thousands)	rate	currency	(USD)	variation	loss
Financial assets
Monetary items
USD:NTD	$22,660	30.71	$695,889	$22,660	1%	$227
EUR:NTD	833	32.72	27,256	888	1%	9
JPY:NTD	436,755	0.23	100,454	3,271	1%	33
Financial liabilities
Monetary items
USD:NTD	2,620	30.71	80,460	2,620	1%	26
USD:JPY	221	132.14	29,203	221	1%	2
USD:RMB	65	6.97	453	65	1%	1

	June 30, 2023
					Sensitivity analysis
	Foreign
	currency					Effect on
	amount	Exchange	Functional	Book value	Degree of	profit or
	(in thousands)	rate	currency	(USD)	variation	loss
Financial assets
Monetary items
NTD:USD	$8,138	0.0321	$261	$261	1%	$3
EUR:USD	698	1.0858	758	758	1%	8
JPY:USD	272,288	0.0069	1,879	1,879	1%	19

Financial liabilities
Monetary items
USD:JPY	155	144.84	22,450	155	1%	2

Schedule of contractual undiscounted cash flows of non-derivative financial liabilities

	Less than	Between 2-5	Over
Non-derivative financial liabilities: December 31, 2022	1 year	years	5 years
Financial liabilities at fair value through profit or loss	$—	$3,207	$—
Other payables (including related parties)	9,371	—	—
Lease liabilities (Note)	255	89	—
Guarantee deposits received	—	25	—

	Less than	Between 2-5	Over
Non-derivative financial liabilities: June 30, 2023	1 year	years	5 years
Financial liabilities at fair value through profit or loss	$—	$3,451	$—
Other payables (including related parties)	8,144	—	—
Lease liabilities (Note)	433	464	—
Guarantee deposits received	—	25	—

Note: The amount included the interest of estimated future payments.

Schedule of natures of the liabilities

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,769	$1,438	$—	$3,207

June 30, 2023	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,897	$1,554	$—	$3,451